Digital assets	12 Months Ended
Dec. 31, 2021
Digital assets [Abstract]
Digital assets
6.	Digital Assets

The Company’s Bitcoin are either held in custody, subject to lending arrangements or pledged as collateral. The details of the Bitcoin are as follows:

	Amount		Number of digital assets
As at	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Digital assets - held in custody	$206,531,160	$75,505,472	3,518	2,046

Digital assets loaned or pledged
Lending arrangements(i)	117,414,635	-	2,000	-
Pledged as collateral(ii)	-	26,456,199	-	716
Total digital assets	$323,945,795	$101,961,671	5,518	2,762

(i)	Bitcoin subject to lending arrangements.
(ii)
As of December 31, 2020, the Company had pledged 716 Bitcoin as collateral for a loan. This loan has been subsequently repaid in 2021 and all Bitcoin pledged as collateral has been returned to the Company.

Below is the Company’s bitcoin mined and transacted:

	Amount	Number of Bitcoin
Total digital assets, December 31, 2019	$27,310,725	2,923
Bitcoin mined	38,962,425	2,798
Bitcoin traded for cash	(41,526,945)	(2,955)
Bitcoin paid for services	(43,485)	(4)
Gain on disposition of digital assets	2,815,342	-
Revaluation of digital assets	74,443,609	-
Total digital assets, December 31, 2020	$101,961,671	2,762
Bitcoin mined	165,397,736	2,786
Bitcoin traded for cash	(1,291,060)	(30)
Gain on disposition of digital assets	182,213	-
Revaluation of digital assets	57,695,235	-
Total digital assets, December 31, 2021	$323,945,795	5,518

During the year ended ended December 31, 2021, the Company traded Bitcoin for cash totaling $1,291,060 (2020 - $41,526,945) with a cost of $1,108,847 (2020 - $38,755,088), which resulted in a realized gain on use of $182,213 (2020 - $2,815,342).

Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin on the reporting date. As of December 31, 2021, the price of Bitcoin was $58,707 (US$46,306), resulting in a revaluation gain for the year ended December 31, 2021, of $57,859,417, net of tax recovery of $164,182. This gain was recorded to other comprehensive income. As of December 31, 2020, the price of bitcoin was $36,925 (US$29,002) resulting in a revaluation gain of $74,443,609. Of this gain, $13,713,962 was recorded as a gain in the net income, which offset the revaluation losses recorded in prior years, and the remaining $60,729,647 was recorded to other comprehensive income net of taxes of $15,048,707.

Digital Assets – lending arrangements

The Company has entered into arrangements with third parties whereby, from time to time, the Company may lend a portion of its digital assets for a period of time (the “Lending Arrangements”). The third parties must return the same amount and type of digital assets upon expiry of the lending period or upon exercise of a call option by the Company. In return for access to certain of the Company’s digital assets, the third parties must pay a borrow fee to the Company.

As of December 31, 2021, the Company has Lending Arrangements with Genesis Global Capital LLC (“Genesis”) and Galaxy Digital LLC (“Galaxy”). The Lending Arrangements with Genesis and Galaxy are subject to a borrow fee, unsecured, due on demand and repayable in the same amount and type of digital assets. As of December 31, 2021, there are 1,000 Bitcoin (December 31, 2020 - nil) loaned to Genesis and 1,000 Bitcoin (December 31, 2020 – nil) loaned to Galaxy under the Lending Arrangements. The annual borrow fee with respect to the Lending Arrangements ranges from 2.00% - 2.25%.  The Lending Arrangement with Galaxy includes a guarantee in support of the Lending Arrangement. The Lending Arrangement with Galaxy was amended on September 30, 2021, to extend the term.

As of December 31, 2021, the Company determined the fair value of the digital assets loaned under the Lending Arrangements was $117,414,635 (December 31, 2020 - $nil).

During the year ended December 31, 2021, the Company recorded borrow fee income of $2,762,590 (2020 - $nil). Borrow fee income is recognized within finance income on the consolidated statements of operations. As of December 31, 2021, the Company has a borrow fee receivable balance of $441,162 (December 31, 2020 - $nil).